Retirement Plans - Schedule of Net Pension Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of net pension cost
Service cost - benefits earned during the year	$ 947	$ 946	$ 1,491
Interest costs on projected benefit obligations	1,477	1,428	1,174
Expected return on plan assets	(2,358)	(2,178)	(2,282)
Expected administrative expenses	109	115	118
Amortization of unrecognized net (gain) loss	(690)	(640)	0
Net periodic pension (income) cost	$ (515)	$ (329)	$ 501
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Expected Return (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other	Other	Other
Defined Benefit Plan, Amortization of Gain (Loss)	Other	Other	Other